Cash and stock-based compensation plans (Details 6) (Stock Option Plan 2006 - Directors and Executives [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plan 2006 - Directors and Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	49,804	180,154	207,706
Forfeited Options	0	0	0
Exercised Options	(49,804)	(130,350)	(27,552)
Options Outstanding	0	49,804	180,154
Outstanding weighted average exercise price	$ 16.34	$ 16.34	$ 16.34
Forfeited Weighted average exercise price	$ 0	$ 0	$ 0
Exercised Weighted average exercise price	$ 16.34	$ 16.34	$ 16.34
Outstanding weighted average exercise price	$ 0	$ 16.34	$ 16.34
Outstanding Weighted Average remaining contractual term	0 years
Outstanding Aggregate intrinsic value	$ 0